                         File Nos. 33-62470 and 811-7704
    As filed with the Securities and Exchange Commission on February 10, 2006
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 78                                         [X]
                                       and



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 80                                                        [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 ---------------
              (Registrant's Telephone Number, including Area Code)

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant, Esq.       John Loder, Esq.          Koji Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA 94104


It is proposed that this filing will become effective (check appropriate box)
   / / Immediately upon filing pursuant to paragraph (b)
   /X/ On February 28, 2006, pursuant to paragraph (b)
   / / 60 days after filing pursuant to paragraph (a)(1)
   / / On (date), pursuant to paragraph (a)(1)
   / / 75 days after filing pursuant to paragraph (a)(2)
   / / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
   /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Part C

The prospectus for the Schwab MarketTrack Portfolios was electronically filed and is hereby incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 77 to the Registrant Registration Statement, filed on December 16, 2005 (ACCESSION NUMBER: 0000950134-05-023308).



The Statement of Additional Information for the Schwab MarketTrack Portfolios was electronically filed and is hereby incorporated by reference to Part B, File No. 811-7704, of Post-Effective Amendment No. 77 to the Registrant Registration Statement, filed on December 16, 2005 (ACCESSION NUMBER:
0000950134-05-023308).



Part C

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23. Exhibits.

(a)     Articles of                     Agreement and Declaration of Trust,
        Incorporation                   dated May 6, 1993 is incorporated by
                                        reference to Exhibit 1, File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration on
                                        Form N-1A, electronically filed on
                                        December 17, 1997.

(b)     By-Laws                         Amended and Restated Bylaws are
                                        incorporated herein by reference to
                                        Exhibit (b), File No. 811-7704 of
                                        Post-Effective Amendment No. 70 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 11, 2005.

(c)     Instruments           (i)       Article III, Section 5, Article V,
        Defining rights                 Article VI, Article VIII, Section 4 and
        of Security                     Article IX, Sections 1, 5 and 7 of the
        Holders                         Agreement and Declaration of Trust,
                                        dated May 6, 1993, referenced in Exhibit
                                        (a) above, are incorporated herein by
                                        reference to Exhibit 1, File No.
                                        811-7704, to Post-Effective Amendment
                                        No. 21 of Registrant's Registration
                                        Statement on Form N-1A electronically
                                        filed on December 17, 1997.

                              (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)     Investment            (i)       Investment Advisory and Administration
        Advisory Contracts              Agreement between Registrant and Charles
                                        Schwab Investment Management, Inc. (the
                                        "Investment Adviser"), dated June 15,
                                        1994, is incorporated herein by
                                        reference to Exhibit 5(a), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.


                              (ii)      Amended Schedules A and B to the
                                        Investment Advisory and Administration
                                        Agreement between Registrant and the
                                        Investment Adviser, referenced in
                                        Exhibit (d)(i) above, is incorporated by reference to Exhibit (d)(ii), File No. 811-7704 of Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A electronically filed on August 5, 2005.


                              (iii)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and American
                                        Century Investment Management, Inc. is
                                        incorporated herein by reference to
                                        Exhibit (d)(iv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (iv)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW
                                        Investment Management Company is
                                        incorporated by reference to Exhibit
                                        (d)(iv), File No. 811-7704 of
                                        Post-Effective Amendment No. 66 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on
                                        January 21, 2005.

                              (v)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Artisan
                                        Partners Limited Partnership is
                                        incorporated herein by reference to
                                        Exhibit (d)(vi), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (vi)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Gardner
                                        Lewis, dated November 23, 2004, is
                                        incorporated herein by reference to
                                        Exhibit (d)(vi), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                              (vii)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Harris
                                        Associates LP is incorporated herein by
                                        reference to Exhibit (d)(x), File No.
                                        811-7704 of Post-Effective Amendment No.
                                        48 to Registrant's Registration
                                        Statement on Form N-1A electronically
                                        filed on May 30, 2002.

                              (viii)    Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Pacific
                                        Investment Management Company LLC is
                                        incorporated herein by reference to
                                        Exhibit (d)(xi), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (ix)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TAMRO
                                        Capital Partners, LLC dated February 6,
                                        2004 is incorporated by reference to
                                        Exhibit (d)(ix), File No. 811-7704 of
                                        Post-Effective Amendment No. 70 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 11, 2005.

                              (x)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW
                                        Investment Management Company is
                                        incorporated herein by reference to
                                        Exhibit (d)(xiii), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (xi)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and
                                        Thornburg Investment Management Inc. is
                                        incorporated herein by reference to
                                        Exhibit (d)(xiv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (xii)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and
                                        Tocqueville Asset Management, L.P.
                                        incorporated herein by reference to
                                        Exhibit (d)(xv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (xiii)    Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Veredus
                                        Asset Management LLC is incorporated
                                        herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                              (xiv)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and William
                                        Blair & Company, L.L.C. is incorporated
                                        herein by reference to Exhibit
                                        (d)(xvii), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                              (xv)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Janus
                                        Capital Management LLC, is incorporated
                                        herein by reference to Exhibit
                                        (d)(xviii), File No. 811-7704 of
                                        Post-Effective Amendment No. 50 to
                                        Registrant's Statement of Form N-1A
                                        electronically filed on February 28,
                                        2003.

                              (xvi)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW,
                                        dated September 29, 2004, is
                                        incorporated herein by reference to
                                        Exhibit (d)(xvi), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                              (xvii) Sub-Management Agreement between Janus Capital Management LLC, and Perkins, Wolf, McDonnell & Company, dated April 15, 2003, is incorporated herein by reference to Exhibit (d)(xviv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                              (xviii) Letter of Agreement between Registrant and Investment Adviser on behalf of Schwab Capital Trust is incorporated by reference to Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A electronically filed on August 5, 2005.


                              (xix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan Partners Limited Partnership, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xx), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxiii) Amendment to Investment Sub-Advisory Agreement between Charles Schwab Investment Management Inc., and TAMRO Capital Partners, LLC dated March 11, 2004, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                              (xxiv) Amendment to Investment Sub-Advisory Agreement between Charles Schwab Investment Management Inc., and TAMRO Capital Partners, LLC dated December 15, 2004, is incorporated by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                              (xxv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxvi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit
                                        (d)(xxvi), File No. 811-7704 of
                                        Post-Effective Amendment No. 60 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 26, 2004.

                              (xxvii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxviii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, dated May 15, 2003, is incorporated herein by reference to Exhibit (d)(xxx), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                              (xxxi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century, dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxxi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan, dated January 19, 2005, is incorporated herein by reference to Exhibit (d)(xxxii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxiii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP, dated December 2, 2004, is incorporated herein by reference as Exhibit (d)(xxxiii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxiv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxiv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxvi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxvii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management, Inc., dated December 2, 2004, is incorporated herein by reference to Exhibit
                                        (d)(xxxvii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                              (xxxviii) Amendment to Investment Sub-Advisory
                                        Agreement between Registrant, Charles
                                        Schwab Investment Management Inc., and
                                        Tocqueville Asset Management, L.P.,
                                        dated December 2, 2004, is incorporated
                                        herein by reference to Exhibit
                                        (d)(xxxviii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                              (xxxix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management, LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xxxx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, L.L.C., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxx), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.


(e)     Underwriting          (i)       Distribution Agreement between
        Contracts                       Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                        Exhibit 6(a), File No. 811-7704, of
                                        Post-Effective Amendment No. 21 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        December 17, 1997.

                              (ii) Amended Schedule A to the Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is incorporated by reference to Exhibit
                                        (e)(ii), File No. 811-7704 of
                                        Post-Effective Amendment No. 76 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on August
                                        5, 2005.

(f)     Bonus or Profit                 Inapplicable
        Sharing Contracts

(g)     Custodian             (i)       Accounting Services Agreement between
        Agreements                      Registrant and SEI Investments, dated
                                        July 1, 2003, is incorporated herein by
                                        reference as Exhibit (g)(i), File No.
                                        811-7704 of Post-Effective Amendment No.
                                        56 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on July 16, 2003.

                              (ii) Amended Schedule A to the Accounting Services Agreement between Registrant and SEI Investments, referenced in Exhibit (g)(i) above, is incorporated herein by reference as Exhibit (g)(ii), File No. 811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, electronically filed on July 16, 2003.

                              (iii)     Transfer Agency Agreement between
                                        Registrant and Schwab, dated July 21,
                                        1993, is incorporated herein by
                                        reference to Exhibit 8(j), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                              (iv)      Amended Schedules A and C to the
                                        Transfer Agency Agreement referenced at
                                        Exhibit (g)(iii) above, are incorporated by reference to Exhibit (g)(iv), File No. 811-7704 of Post-Effective Amendment No. 76 to Regeistrant;s Registration Statement on Form N-1A electronically filed on August 5, 200

                              (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997
                              (vi)      Amended Schedules A and C to the
                                        Shareholder Service Agreement between
                                        Registrant and Schwab, referenced at
                                        Exhibit (g)(v) above, are incorporated
                                        by reference to Exhibit (g)(vi), File
                                        No. 811-7704 of Post-Effective Amendment
                                        No. 76 to Registrant's Registration
                                        Statement on Form N-1A electronically
                                        filed on August 5, 2005

                              (vii)     Custodian Agreement by and between
                                        Registrant and Brown Brothers Harriman &
                                        Co. dated June 29, 2001, is incorporated herein by reference as Exhibit (g)(vi), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                              (viii)    Amended Schedule A to Custodian
                                        Agreement between Registrant and Brown
                                        Brothers Harriman & Co., dated July 1,
                                        2003 referenced at Exhibit (g)(vii), is
                                        incorporated herein by reference as
                                        Exhibit (g)(viii), File No. 811-7704 of
                                        Post-Effective Amendment No. 56 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on July
                                        16, 2003.

                              (ix) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab
                                        Institutional Select Large-Cap Value
                                        Index Fund, Schwab Institutional Select
                                        Small-Cap Value Index Fund, Schwab Total
                                        Stock Market Index Fund, Schwab U.S.
                                        MarketMasters Fund, Schwab Balanced
                                        MarketMasters Fund, Schwab Small-Cap
                                        MarketMasters Fund, Schwab International
                                        MarketMasters Fund and Schwab Hedged
                                        Equity Fund, dated September 25, 2003,
                                        is incorporated herein by reference to
                                        Exhibit (g)(ix) to File No. 811-7704 ,
                                        of Post-Effective Amendment No. 58 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        December 11, 2003.

                              (x) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (xi) Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust Company dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(xi) to File No. 811-7704, of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

(h)     Other Material                  License Agreement between Schwab Capital
        Contracts                       Trust and Standard & Poor's is
                                        incorporated herein by reference to
                                        Exhibit (h), File No. 811-7704, of
                                        Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 26, 1999.

(i)     Legal Opinion                   Inapplicable.


(j)     Other Opinions                  Inapplicable.

(k)     Omitted Financial               Inapplicable.
        Statements

(l)     Initial Capital       (i)       Purchase Agreement for the Schwab
        Agreement                       International Index Fund(R), dated June
                                        17, 1993, is incorporated herein by
                                        reference to Exhibit 13(a), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                              (ii)      Purchase Agreement for the Schwab
                                        Small-Cap Index Fund(R), dated October
                                        13, 1993, is incorporated herein by
                                        reference to Exhibit 13(b), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                              (iii)     Purchase Agreement for the Schwab
                                        MarketTrack Portfolios - Growth
                                        Portfolio, Balanced Portfolio and
                                        Conservative Portfolio (formerly Schwab
                                        Asset Director(R)- High Growth, Schwab
                                        Asset Director - Balanced Growth, and
                                        Schwab Asset Director - Conservative
                                        Growth Funds) is incorporated herein by
                                        reference to Exhibit 13(c), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 6 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 15, 1996.

                              (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to
                                        Exhibit 13(d), File No. 811-7704, of
                                        Post-Effective Amendment No. 7 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 27, 1996.

                              (v) Purchase Agreement for the Schwab Core Equity Fund TM (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                              (vi)      Purchase Agreement for Laudus
                                        International MarketMasters Fund
                                        (formerly Schwab International
                                        MarketMasters Fund, Schwab MarketManager
                                        International Portfolio and as Schwab
                                        OneSource(R) Portfolios-International)
                                        is incorporated herein by reference to
                                        Exhibit 13(f), File No. 811-7704, of
                                        Post-Effective Amendment No. 13 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        October 10, 1996.

                              (vii)     Purchase Agreement for Laudus U.S.
                                        MarketMasters Fund and Laudus Balanced
                                        MarketMasters Fund (formerly Schwab U.S.
                                        MarketMasters Fund and Schwab Balanced
                                        MarketMasters Fund, Schwab
                                        MarketManager TM Growth Portfolio and
                                        Balanced Portfolio and as Schwab
                                        OneSource Portfolios-Growth Allocation
                                        and Schwab OneSource Portfolios-Balanced
                                        Allocation) is incorporated herein by
                                        reference of Exhibit 13(g), File No.
                                        811-7704, to Post-Effective Amendment
                                        No. 14 to Registration Statement on Form
                                        N-1A, electronically filed on December
                                        18, 1996.

                              (viii) Purchase Agreement for Laudus Small-Cap MarketMasters Fund (formerly Schwab Small-Cap MarketMasters Fund, Schwab MarketManager Small Cap Portfolio and as Schwab OneSource(R) Portfolios-Small
                                        Company) is incorporated herein by
                                        reference to Exhibit 13(h), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                              (ix)      Purchase Agreement for Schwab
                                        MarketTrack TM All Equity Portfolio is
                                        incorporated herein by reference to
                                        Exhibit 13(i), File No. 811-7704, of
                                        Post-Effective Amendment No. 26 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        August 14, 1998.

                              (x)       Purchase Agreement for Schwab
                                        Institutional Select S&P 500 Fund,
                                        Schwab Institutional Select Large-Cap
                                        Value Index Fund and Schwab
                                        Institutional Select Small-Cap Value
                                        Index Fund (formerly Institutional
                                        Select S&P 500 Fund, Institutional
                                        Select Large-Cap Value Index Fund and
                                        Institutional Select Small-Cap Value
                                        Index Fund) is incorporated herein by
                                        reference to Exhibit (l)(x), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 32 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on February 26, 1999.

                              (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                              (xii) Purchase Agreement for Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund (formerly Schwab Focus Funds), is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A electronically filed on February 26, 2001.

                              (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.

                              (xiv) Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                              (xv) Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

                              (xvi) Purchase Agreement for Schwab Premier Equity Fund is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                              (xvii) Purchase Agreement for Schwab Target Funds is incorporated herein by reference to Exhibit (l)(xvii), File No. 811-7704, of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A, electronically filed on May 20, 2005.

                              (xviii) Purchase Agreement for Schwab Large-Cap Growth Fund is incorporated herein by reference to Exhibit (l)(xviii), file No. 811-7704, of Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A electronically filed on August 5, 2005.


(m)     Rule 12b-1 Plan                 Inapplicable.

(n)     Rule 18f-3 Plan       (i)       Amended and Restated Multiple Class
                                        Plan, adopted on February 28, 1996,
                                        amended and restated as of August 26,
                                        2003 is incorporated herein by reference to Exhibit (o)(i), File No. 811-7704, of
                                        Post-Effective Amendment No. 58 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        December 11, 2003.


                              (ii) Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (o)(i) above is incorporated herein by reference to Exhibit (n)(ii), file No. 811-7704, of Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A electronically filed on August 5, 2005


(o)                                     (Reserved)

(p)     Code of Ethics        (i)       Code of Ethics adopted by Registrant,
                                        Charles Schwab Investment Management
                                        Inc. and Charles Schwab & Co., Inc.,
                                        dated January 1, 2005, is incorporated
                                        herein by reference to Exhibit (q)(i),
                                        File No. 811-7704 of Post-Effective
                                        Amendment No. 71 to Registrant's
                                        Registration Statement on Form N-1A,
                                        electronically filed on February 25,
                                        2005.

                              (ii) Sub-Advisor Code of Ethics adopted by American Century Investment Management, Inc. dated January 1, 2005, is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (iii) Sub-Advisor Code of Ethics adopted by Gardner Lewis Asset Management, dated January 30, 2005, is incorporated herein by reference to as Exhibit (q)(iii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (iv) Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership, dated January 30, 2005, is incorporated herein by reference to Exhibit (q)(iv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (v) Sub-Advisor Code of Ethics adopted by Janus Capital Management LLC, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (vi) Sub-Advisor Code of Ethics adopted by Harris Associates LP, dated January 12, 2005, is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (vii) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC, dated January 6, 2005, is incorporated herein by reference to Exhibit (q)(vii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (viii) Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company, LLC, dated July 7, 2004, is incorporated herein by reference to Exhibit
                                        (q)(viii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                              (ix) Sub-Advisor Code of Ethics adopted by TAMRO Capital Partners, LLC, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(ix), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (x) Sub-Advisor Code of Ethics adopted by TCW Investment Management Company, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xi) Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P., dated October 5, 2004, is incorporated herein by reference to Exhibit (q)(xii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xiii) Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC, dated January 7, 2005, is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                              (xiv) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C., dated October 15, 2004, is electronically filed herein as Exhibit (q)(xiv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

(q)     Power of Attorney     (i)       Power of Attorney executed by Mariann
                                        Byerwalter, September 4, 2002, is
                                        incorporated herein by reference as
                                        Exhibit (p)(i), File No. 811-7704 of
                                        Post-Effective Amendment No. 50 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 28, 2003.

                              (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (iii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (iv) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iv), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (v) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference as Exhibit (p)(vii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (vi) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference as Exhibit (p)(viii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (vii) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ix), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (viii) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference as Exhibit (p)(x), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                              (ix) Power of Attorney executed by Evelyn Dilsaver, August 31, 2004, is incorporated herein by reference as Exhibit (p)(ix), File No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, electronically filed on November 29, 2004.

                              (x) Power of Attorney executed by George Pereira, November 15, 2004, is incorporated herein by reference as Exhibit (p)(x), File No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, electronically filed on November 29, 2004.


                              (xi) Power of Attorney executed by Randall W. Merk, May 24, 2005, is incorporated herein by reference to Exhibit (q)(xii), file No. 811-7704, of Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A electronically filed on August 5, 2005.


Item 24. Persons Controlled by or under Common Control with the Fund.

      The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with

1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                Capacity
-----------------------------    -------------------------------------------    ---------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                     Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                  Chairman, Director

                                 The Charles Schwab Corporation                 Chairman, Chief Executive Officer

Name and Position
with Registrant                  Name of Company                                Capacity
-----------------------------    -------------------------------------------    ---------------------------------
                                 Charles Schwab Investment Management, Inc.     Chairman

                                 Schwab Holdings, Inc.                          Chief Executive Officer

                                 Schwab International Holdings, Inc.            Chairman and Chief Executive
                                                                                Officer

                                 Schwab (SIS) Holdings, Inc. I                  Chairman and Chief Executive
                                                                                Officer

                                 Charles Schwab Holdings (UK)                   Chairman

                                 United States Trust Company of New York        Chairman, Director

                                 U.S. Trust Company                             Chairman, Director

                                 U.S. Trust Corporation                         Chairman, Director

                                 All Kinds of Minds                             Director

                                 Charles and Helen Schwab Foundation            Director

                                 Stanford University                            Trustee

                                 The Gap, Inc.                                  Director until May 2004

                                 Xign, Inc.                                     Director until June 2003

Robert Almeida                   Charles Schwab & Co., Inc.                     Executive Vice President,
                                                                                Internal Audit

William Atwell                   Charles Schwab & Co., Inc.                     Executive Vice President --
                                                                                Client Sales and Services and
                                                                                Schwab Bank

                                 The Charles Schwab Bank, N.A.                  Director

Jeremiah A. Chafkin              Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                President of Advised Investor

John Clendening                  Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                President of Independent
                                                                                Investor Business/IIE Marketing

Name and Position
with Registrant                  Name of Company                                Capacity
-----------------------------    -------------------------------------------    ---------------------------------
Christopher V. Dodds             Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                     Executive Vice President --
                                                                                Corporate Oversight and
                                                                                Corporate Secretary

Bryce Lensing                    Charles Schwab & Co. Inc.                      Executive Vice President, Risk
                                                                                Management

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                President, Active Trader
                                                                                Enterprise. Prior to July 2004,
                                                                                Mr. Lyons was Executive Vice
                                                                                President, Asset Management
                                                                                Products & Services.

                                 Laudus Funds                                   Trustee

Randall W. Merk                  Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                President, AMPS Enterprise.
                                                                                From September 2002 to July
                                                                                2004, Mr. Merk was President &
                                                                                CEO of CSIM.

                                 Schwab Funds                                   Trustee

                                 Charles Schwab Asset Management (Ireland)      Director
                                 Limited

Jan Hier-King                    Charles Schwab & Co., Inc.                     Executive Vice President -- Human
                                                                                Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                     Executive Vice President and
                                                                                President, Schwab
                                                                                Institutional.

Kevin Rowell                     Charles Schwab & Co., Inc.                     Executive Vice President, Schwab
                                                                                Institutional Sales

Gideon Sasson                    Charles Schwab & Co., Inc.                     Executive Vice President, Chief
                                                                                Information Officer

Becky Saeger                     Charles Schwab & Co., Inc.                     Executive Vice President, Brand
                                                                                Management and Marketing
                                                                                Communications
Maurisa Sommerfield              Charles Schwab & Co., Inc.                     Executive Vice President --
                                                                                Schwab Operations

Name and Position
with Registrant                  Name of Company                                Capacity
-----------------------------    -------------------------------------------    ---------------------------------
Evelyn S. Dilsaver,              Charles Schwab Investment Management, Inc.     Director, President and Chief
President and Chief Executive                                                   Executive Officer
Officer

                                 Charles Schwab & Co. Inc.                      Executive Vice President. From
                                                                                June 2003 to July 2004, Ms.
                                                                                Dilsaver was Senior Vice
                                                                                President of the Asset
                                                                                Management Products and Services
                                                                                Enterprise, with responsibility
                                                                                for product development and
                                                                                distribution. Prior to this,
                                                                                Ms. Dilsaver was Executive Vice
                                                                                President of U.S. Trust, a
                                                                                subsidiary of The Charles Schwab
                                                                                Corporation, as its chief
                                                                                financial officer and chief
                                                                                administrative officer.

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.     Director, Senior Vice President
Senior Vice President and                                                       and Chief Investment Officer
Chief Investment Officer

                                 The Charles Schwab Trust Company               Chief Investment Officer

Koji E. Felton,                  Charles Schwab Investment Management, Inc.     Senior Vice President, Chief
Secretary                                                                       Counsel and Assistant Corporate
                                                                                Secretary

                                 Charles Schwab & Co., Inc.                     Senior Vice President, Deputy
                                                                                General Counsel

Randall Fillmore,                Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Chief Compliance Officer                                                        Compliance Officer

                                 Laudus Funds                                   Chief Compliance Officer

Kimon P. Daifotis,               Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Senior Vice President and                                                       Investment Officer, Fixed Income
Chief Investment Officer

Jeffrey M. Mortimer,             Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Senior Vice President and                                                       Investment Officer, Equities
Chief Investment Officer

Name and Position
with Registrant                  Name of Company                                Capacity
-----------------------------    -------------------------------------------    ---------------------------------
                                 Laudus Funds                                   Vice President and Chief
                                                                                Investment Officer

George Pereira,                  Charles Schwab Investment Management, Inc.     Senior Vice President and Chief
Treasurer and Chief Financial                                                   Financial Officer
Officer

                                 Charles Schwab Asset Management (Ireland)      Director
                                 Limited

Jana Thompson                    Charles Schwab Investment Management, Inc.     Senior Vice President
                                 Laudus Funds                                   President

Item 27. Principal Underwriters.

      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

      (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

      (c) Not applicable.

Item 28. Location of Accounts and Records.

      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 78 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 10th day of February, 2006.

                                         SCHWAB CAPITAL TRUST
                                         Registrant

                                         Charles R. Schwab*
                                         ------------------
                                         Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 10th day of February, 2006.

Signature                                Title
---------                                -----
Charles R. Schwab*                       Chairman and Trustee
------------------
Charles R. Schwab

Evelyn Dilsaver*                         President and Chief Executive Officer
----------------
Evelyn Dilsaver

Randall W. Merk*                         Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                      Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                       Trustee
------------------
Donald F. Dorward

William A. Hasler*                       Trustee
------------------
William A. Hasler

Robert G. Holmes*                        Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                         Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                      Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                       Trustee
------------------
Michael W. Wilsey

George Pereira*                          Treasurer and Principal Financial Officer
---------------
George Pereira

*By:  /s/ Timothy W. Levin
      --------------------
          Timothy W. Levin, Attorney-in-Fact
          Pursuant to Power of Attorney